Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Entity Central Index Key	0001440972
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38350
Entity Registrant Name	LITHIUM ARGENTINA AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Dammstrasse 19
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
Title of 12(b) Security	Registered common shares, $0.01 par value per share
Trading Symbol	LAR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	161,931,734
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	EXPLANATORY NOTE Lithium Argentina AG (the "Company") is filing this Amendment No. 1 ("Amendment No. 1") to the Annual Report on Form 20-F for the year ended December 31, 2024 (the "2024 Form 20-F"), as filed with the United States Securities and Exchange Commission (the "SEC") on March 31, 2025 (the "Original Filing Date"), to: file the SEC Technical Report Summary Lithium Resource Estimate Pastos Grandes Project Salta Province, Argentina and update relevant mining disclosure in "Item 4: Information on the Company - D. Property, Plants and Equipment"; update senior management compensation and relevant disclosure in "Item 6: Directors, Senior Management and Employees - Summary Compensation Table"; and supplement "Item 18: Financial Statements" and "Item 19: Exhibits" of the 2024 Form 20-F with the inclusion of the audited financial statements of Minera Exar S.A. (the "Minera Exar Financial Statements"), including the report of Price Waterhouse & Co. S.R.L., an independent registered public accounting firm, relating thereto as required under Rule 3-09 of Regulation S-X. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, this Amendment No. 1 also includes, as Exhibits 12.1, 12.2, 13.1 and 13.2, the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. This Amendment No. 1 also includes Exhibit 15.13, which contains the consent of Price Waterhouse & Co. S.R.L., an independent registered public accounting firm, with respect to their report included in the Minera Exar Financial Statements. Except as described above, no changes have been made to the 2024 Form 20-F, and this Amendment No. 1 does not modify, amend or update the financial or other information contained in the 2024 Form 20-F. This Amendment No. 1 does not reflect any events that have occurred on or after the Original Filing Date. Among other things, the Company has not revised forward-looking statements made in the 2024 Form 20-F to reflect events that occurred or facts that became known to the Company after the Original Filing Date. Therefore, this Amendment No. 1 should be read in conjunction with the 2024 Form 20-F and any other documents that the Company has filed with the SEC on or after the Original Filing Date.
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alex Shulga
Entity Address, Address Line One	900 West Hastings Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1E5
Entity Address, Country	CA
City Area Code	778
Local Phone Number	653-8092
Contact Personnel Email Address	alex.shulga@lithium-argentina.com